SHAREHOLDERS' EQUITY (Details) - Stock options outstanding and exercisable under 2003 share plan	12 Months Ended
Oct. 31, 2016 $ / shares shares
Range Of Exercise Prices $1.79 To $7.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	41,200
Options Outstanding,Weighted Average Remaining Contractual Life	1 year 281 days
Options Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 2.91
Range Of Exercise Prices $14.75 To $17.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	50,400
Options Outstanding,Weighted Average Remaining Contractual Life	156 days
Options Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 16.98
Range Of Exercise Prices $20.50 To $23.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	94,000
Options Outstanding,Weighted Average Remaining Contractual Life	302 days
Options Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 22.04
Range Of Exercise Prices $29.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	40,000
Options Outstanding,Weighted Average Remaining Contractual Life	295 days
Options Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 29.25